Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Baidu
Related Party Transaction [Line Items]
Interest receivable from related parties		¥ 4,389	$ 618	¥ 19,986
Amounts due to related parties		¥ 2,027,194	285,524	1,877,298
Proceeds from loans from related parties	¥ 650,000
Loan provided year and month of debt instrument with related parties		2018-01
Payment year and month of debt instrument with related parties		2023-03
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 50,000	7,042	700,000
PAG
Related Party Transaction [Line Items]
Interest receivable from related parties		¥ 1,419,400	200,000
Interest rate		6.00%
Related parties due date		Jul. 01, 2024
PAG | Loans
Related Party Transaction [Line Items]
Interest receivable from related parties		¥ 1,437,044	$ 202,403	¥ 0